Consolidated Statements of Comprehensive Loss - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
EXPENSES
Accounting, Audit, and Legal	$ 16,500	$ 10,385	$ 48,350	$ 78,673
Bank Charges	145	(29)	512	227
Consulting	56,602	(66,135)	149,598	50,957
Filing and Transfer Agent Fees	2,808	3,673	11,295	16,245
Marketing	0	(477)	0	4,039
Management Fees	53,908	44,656	142,475	150,222
Project Development Costs	0	(63,115)	0	(64,417)
Office	2,500	353	8,500	1,450
Total expenses	132,463	(70,689)	360,730	237,396
LOSS BEFORE OTHER ITEMS	(132,463)	70,689	(360,730)	(237,396)
Accretion Expenses	53,712	5,957	122,140	101,900
Foreign Exchange Loss (Gain)	1,523	9,256	(196)	18,129
Interest Expenses	10,062	(3,199)	28,321	10,699
Change in Fair Value of Derivative Instruments	262,224	(328,183)	(155,731)	356,128
Gain on Reorganization and Disposal of Subsidiary	0	3,969	0	3,969
NET PROFIT (LOSS) FOR THE PERIOD FROM CONTINUING OPERATIONS	(459,984)	382,889	(355,264)	(728,221)
Loss for the period from Discontinued Operations	0	(137,069)	0	(184,455)
NET COMPREHENSIVE LOSS FOR THE PERIOD	$ (459,984)	$ 245,820	$ (355,264)	$ (912,676)
Basic and Diluted Profit (Loss) per Share	$ (0.00007)	$ (0.0002)	$ (0.0002)	$ (0.001)
Weighted Average Number of Shares Outstanding	1,528,027,711	1,012,902,113	1,528,027,711	1,012,902,113